CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)		Dec. 31, 2021 ILS (₪)
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations	₪ 31,656	$ 8,728		₪ 41,564		₪ 45,101
Adjustments to reconcile net profit to net cash provided (used in) continuing operating activities (Appendix A)	2,052	566	[1]	(27,495)		416
Net cash from operating activities	33,708	9,294	[1]	14,069		45,517
Cash flows - investing activities
Acquisition of property plant and equipment	(4,605)	(1,270)	[1]	(6,006)	[2]	(6,209)
Acquisition of property plant and equipment under construction	(18,941)	(5,222)	[1]	(7,344)	[2]	0
Proceeds from sale of property plant and Equipment	208	57	[1]	351		230
Proceeds from loans granted to others	0	0	[1]	0		18,707
Proceeds from sale (purchase) of marketable securities, net	18,166	5,009	[1]	21,285		2,718
Net cash used in (from) investing activities	(5,172)	(1,426)	[1]	8,286		15,446
Cash flows - financing activities
Lease liability payments	(2,408)	(664)	[1]	(2,180)		(2,169)
Dividend distribution	(39,945)	(11,012)	[1]	(54,906)		(59,975)
Net cash used in financing activities	(42,353)	(11,676)	[1]	(57,086)		(62,144)
Decrease in cash and cash equivalents	(13,817)	(3,808)	[1]	(34,731)		(1,181)
Cash and cash equivalents at the beginning of the financial year	150,607	41,523	[1]	195,718		201,822
Exchange losses on cash and cash equivalents	676	186	[1]	(10,380)		(4,923)
Cash and cash equivalents of the end of the financial year	137,466	37,901	[1]	150,607		195,718
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease in deferred income taxes	670	185	[1]	2,181		1,249
Unrealized loss (gain) on marketable securities	(5,597)	(1,543)	[1]	2,985		(19,464)
Loss (gain) from financial liabilities at fair value through profit or loss		0	[1]	(13,960)		13,960
Depreciation and amortization	6,950	1,916	[1]	6,508		6,200
Capital gain on disposal of property plant and equipment	(109)	(30)	[1]	(222)		(230)
Exchange losses on cash and cash equivalents	(676)	(186)	[1]	10,380		4,923
Share based payment	1,039	286	[1]	790		0
Changes in assets and liabilities :
Decrease (increase) in trade receivables and other receivables	7,527	2,075	[1]	(17,151)		10,190
Decrease (Increase) in inventories	9,454	2,607	[1]	(12,401)		(14)
Increase (decrease) in trade payables, other payables and other current liabilities	(3,547)	(978)	[1]	5,418		(3,405)
Cash generated from operations	15,711	4,332	[1]	(15,472)		13,409
Supplemental Cash Flow Information :
Income tax paid	(13,659)	(3,766)	[1]	(12,023)		(12,993)
Net cash provided by (used in) operating activities	₪ 2,052	$ 566		₪ (27,495)		₪ 416

[1]	Convenience Translation into US Dollars.
[2]	Reclassified